Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Sep. 30, 2024	Dec. 31, 2023
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years	5 years
Website and other [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years	3 years
Minimum [Member] | Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years	3 years
Maximum [Member] | Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years	5 years